Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of fair value of derivative instruments - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Assets/(Liabilities)	$ 1,435
Gross Amounts Offset in the Balance Sheet
Net Amounts of Assets/(Liabilities) in the Balance Sheet	1,435
Interest Rate Swap [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Assets/(Liabilities)	1,189	$ (992)
Gross Amounts Offset in the Balance Sheet
Net Amounts of Assets/(Liabilities) in the Balance Sheet	1,189	$ (992)
Swaption [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Assets/(Liabilities)	246
Gross Amounts Offset in the Balance Sheet
Net Amounts of Assets/(Liabilities) in the Balance Sheet	$ 246